Restricted Cash - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Restricted cash	$ 8,253	$ 10,905	$ 9,196